Significant Balance Sheet Components (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Significant Balance Sheet Components [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets at June 30, 2025 and December 31, 2024, consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Prepaid expenses	$433	$1,200
Deposits	34	46
Other current assets	700	1,347
Total prepaid expenses and other current assets	$1,167	$2,593

Prepaid expenses and other current assets as of December 31, 2024 and 2023, consisted of the following (in thousands):

	2024	2023
Prepaid expenses	$1,200	$1,461
Deposits	46	149
Other current assets	1,347	1,893
Total prepaid expenses and other current assets	$2,593	$3,503

Schedule of Other Non-Current Assets

Other non-current assets at June 30, 2025 and December 31, 2024, consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Prepaid expenses, non-current	$3,456	$3,474
Total other non-current assets	$3,456	$3,474
Other non-current assets as of December 31, 2024 and 2023, consisted of the following (in thousands):
	2024	2023
Prepaid expenses, non-current	$3,474	$3,368
Total other non-current assets	$3,474	$3,368

Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities at June 30, 2025 and December 31, 2024, consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Accrued professional services	$2,229	$2,091
Accrued payroll and benefits	168	205
Accrued interest expense	510	659
Other accrued expenses	414	544
Total accrued expenses and other current liabilities	$3,321	$3,499

Accrued expenses and other current liabilities as of December 31, 2024 and 2023, consisted of the following (in thousands):

	2024	2023
Accrued professional services	$2,091	$714
Accrued payroll and benefits	205	304
Accrued interest expense	659	9
Other accrued expenses	544	26
Total accrued expenses and other current liabilities	$3,499	$1,053

Schedule of Property and Equipment, Net

Property and equipment, net as of December 31, 2024 and 2023, consisted of the following (in thousands):

	2024	2023
Equipment	23	—
Total property and equipment	$23	$—
Less accumulated depreciation	(2)	—
Total property and equipment, net	$21	$—